T. ROWE PRICE HEALTH SCIENCES FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.0%
BIOTECHNOLOGY 32.3%

Major Biotechnology 13.2%
Alkermes (1)	783,027	11,291
Amgen	1,416,159	287,098
Biogen (1)	728,975	230,633
Bristol-Myers Squibb	2,079,302	115,901
Exact Sciences (1)	1,300,037	75,402
Neurocrine Biosciences (1)	1,136,177	98,336
Seattle Genetics (1)	1,371,782	158,276
Vertex Pharmaceuticals (1)	2,259,139	537,562
Zogenix (1)	397,697	9,835
		1,524,334
Other Biotechnology 19.1%
ACADIA Pharmaceuticals (1)	2,947,189	124,519
Acceleron Pharma (1)	1,226,646	110,239
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,041 (1)(2)(3)	159,731,910	17,570
Agios Pharmaceuticals (1)	502,733	17,837
Aimmune Therapeutics (1)	991,910	14,303
Alexion Pharmaceuticals (1)	1,565,116	140,532
Allakos (1)	96,032	4,272
Allogene Therapeutics (1)	724,911	14,092
Alnylam Pharmaceuticals (1)	1,238,635	134,825
Apellis Pharmaceuticals (1)	478,590	12,821
Ascendis Pharma, ADR (1)	1,048,837	118,109
Avrobio (1)	251,967	3,921
BeiGene, ADR (1)	248,905	30,643
BioMarin Pharmaceutical (1)	818,881	69,195
Bluebird Bio (1)	423,251	19,453
Blueprint Medicines (1)	581,665	34,016
CRISPR Therapeutics (1)	212,612	9,017
Denali Therapeutics (1)	487,816	8,542
Dicerna Pharmaceuticals (1)	1,029,303	18,908
Enanta Pharmaceuticals (1)	425,409	21,879

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Exelixis (1)	3,765,688	64,845
Fate Therapeutics (1)	473,948	10,526
FibroGen (1)	593,633	20,629
G1 Therapeutics (1)	236,209	2,603
Galapagos (EUR) (1)	203,484	39,960
Global Blood Therapeutics (1)	1,001,999	51,192
Homology Medicines (1)	594,280	9,235
Immunomedics (1)	999,617	13,475
Incyte (1)	2,161,927	158,318
Insmed (1)	796,419	12,767
Intercept Pharmaceuticals (1)	223,215	14,054
Ionis Pharmaceuticals (1)	768,533	36,336
Iovance Biotherapeutics (1)	2,429,327	72,722
Karuna Therapeutics (1)	423,194	30,470
Kodiak Sciences (1)	1,109,573	52,927
Krystal Biotech (1)	265,037	11,460
Lonza Group (CHF)	88,495	36,400
Minerva Neurosciences (1)	464,382	2,796
Mirati Therapeutics (1)	364,387	28,010
Moderna (1)	268,200	8,033
Momenta Pharmaceuticals (1)	786,650	21,397
MyoKardia (1)	663,435	31,102
Nektar Therapeutics (1)	731,858	13,064
Novocure (1)	431,881	29,083
Odonate Therapeutics (1)	409,176	11,297
Orchard Therapeutics, ADR (1)	678,205	5,107
PhaseBio Pharmaceuticals (1)	454,323	1,504
Principia Biopharma (1)	358,782	21,304
PTC Therapeutics (1)	315,711	14,084
Puma Biotechnology (1)	736,575	6,217
RAPT Therapeutics (1)	229,759	4,887
RAPT Therapeutics, Acquisition Date: 6/7/19,
Cost $2,450 (1)(2)	178,102	3,599
Reata Pharmaceuticals, Class A (1)	204,879	29,572
Regeneron Pharmaceuticals (1)	475,975	232,414
REGENXBIO (1)	266,838	8,640
Rocket Pharmaceuticals (1)	583,589	8,141
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)
RPI International Holdings Partnership, Acquisition Date:
5/21/15, Cost $13,552 (2)(3)	114,947	23,679
Sage Therapeutics (1)	672,488	19,314
Sarepta Therapeutics (1)	579,394	56,676
Scholar Rock Holding (1)	147,636	1,788
Ultragenyx Pharmaceutical (1)	794,633	35,305
WaVe Life Sciences (1)	620,784	5,817
Xencor (1)	878,347	26,245
Zai Lab, ADR (1)	136,322	7,018
		2,218,705
Total Biotechnology		3,743,039
LIFE SCIENCES 9.1%

Life Sciences 9.1%
Abcam (GBP)	810,766	11,437
Agilent Technologies	2,394,517	171,496
Bruker	1,366,090	48,988
Danaher	1,796,021	248,587
DiaSorin (EUR)	266,346	35,108
GenMark Diagnostics (1)	1,375,317	5,666
Mettler-Toledo International (1)	50,273	34,714
Quanterix (1)	737,886	13,555
Quidel (1)	680,055	66,516
Thermo Fisher Scientific	1,480,921	419,989
Total Life Sciences		1,056,056
PHARMACEUTICALS 12.6%

European Major - Pharmaceuticals 0.3%
Bayer (EUR)	680,478	38,991
Zeneca, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3)	375,635	231
		39,222
Major Pharmaceuticals 11.9%
AbbVie	3,200,673	243,859
Amarin, ADR (1)	2,642,300	10,569
Astellas Pharma (JPY)	2,191,100	33,759
AstraZeneca, ADR	3,959,860	176,847
Chugai Pharmaceutical (JPY)	766,200	88,646
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Daiichi Sankyo (JPY)	1,125,200	77,275
Eisai (JPY)	652,500	47,729
Eli Lilly	1,980,234	274,698
Merck	2,518,277	193,756
Novartis (CHF)	932,386	76,921
Roche Holding (CHF)	475,441	152,970
		1,377,029
Specialty Pharmaceuticals 0.4%
Cara Therapeutics (1)	844,398	11,154
GW Pharmaceuticals, ADR (1)	194,194	17,006
Perrigo	11,699	563
Tricida (1)	845,885	18,609
		47,332
Total Pharmaceuticals		1,463,583
PRODUCTS & DEVICES 18.0%

Implants 10.6%
AtriCure (1)	537,216	18,045
Becton Dickinson & Company	1,709,120	392,705
Intuitive Surgical (1)	867,384	429,537
Outset Medical, Acquisition Date: 1/27/20, Cost $3,033
(1)(2)(3)	1,378,450	2,244
Stryker	1,537,655	256,004
Teleflex	292,762	85,738
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3)	113,564	10,359
Zimmer Biomet Holdings	282,857	28,591
		1,223,223
Other Products & Devices 7.4%
Alcon (CHF) (1)	1,612,150	82,592
Argenx, ADR (1)	675,208	88,945
Avantor (1)	4,097,056	51,172
Catalent (1)	730,259	37,937
Cooper	261,401	72,060
Dermtech, Acquisition Date: 3/4/20, Cost $2,999 (2)	285,592	3,052
DexCom (1)	466,784	125,691
Hologic (1)	2,769,072	97,195
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	ICU Medical (1)	187,590	37,850
	Insulet (1)	329,286	54,556
	JAND, Class A, Acquisition Date: 4/23/15-3/9/18, Cost $6,893
(1)	(2)(3)	586,477	10,652
	Lantheus Holdings (1)	825,945	10,539
Nevro	(1)	647,750	64,762
	Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622
(1)	(2)(3)	8,397,988	15,909
	Penumbra (1)	350,932	56,616
	Shockwave Medical (1)	1,025,085	34,012
	Tandem Diabetes Care (1)	165,855	10,673
			854,213
	Total Products & Devices		2,077,436
	SERVICES 18.2%

	Information & Data Technology 0.4%
	Veeva Systems, Class A (1)	319,944	50,030
			50,030
	Other Services 1.8%
	Elanco Animal Health (1)	1,033,367	23,137
	Envista Holdings (1)	2,522,939	37,693
	Guardant Health (1)	380,720	26,498
	HTG Molecular Diagnostics (1)	989,073	321
	Pennant Group (1)	625,843	8,862
	PRA Health Sciences (1)	363,355	30,173
	West Pharmaceutical Services	516,993	78,712
			205,396
	Payors 14.3%
	Alignment Healthcare Partners, Acquisition Date: 2/28/20,
Cost $	17,880 (1)(2)(3)	1,475,389	17,880
	Anthem	633,460	143,821
	Centene (1)	4,510,330	267,959
	Cigna	1,345,622	238,417
	Humana	771,224	242,180
	Molina Healthcare (1)	593,475	82,914
	UnitedHealth Group	2,647,656	660,272
			1,653,443
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Providers 1.7%
Acadia Healthcare (1)	614,778	11,281
Amedisys (1)	212,138	38,936
HCA Healthcare	1,662,938	149,415
		199,632
Total Services		2,108,501
Total Miscellaneous Common Stocks 4.8% (4)		557,211
Total Common Stocks (Cost $6,587,106)		11,005,826

PREFERRED STOCKS 0.5%
LIFE SCIENCES 0.5%
Life Sciences 0.5%
Sartorius (EUR) (5)	216,810	51,834
Total Preferred Stocks (Cost $31,574)		51,834

CONVERTIBLE PREFERRED STOCKS 1.5%
BIOTECHNOLOGY 0.2%
Other Biotechnology 0.2%
Generation Bio, Series C, Acquisition Date: 1/9/20, Cost $7,996
(1)(2)(3)	1,430,119	5,917
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19-9/9/19,
Cost $21,416 (2)(3)	144,465	16,056
Seer, Series D, Acquisition Date: 11/15/19, Cost $7,716
(1)(2)(3)	2,374,163	5,710
Total Biotechnology		27,683
PROCESS INDUSTRIES 0.0%
Healthcare 0.0%
Elanco Animal Health, 5.00%, 2/1/23	66,691	2,750
Total Process Industries		2,750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	PRODUCTS & DEVICES 0.7%

	Capital Equipment 0.1%
	Reflexion Medical, Series C, Acquisition Date: 4/3/18, Cost
	$4,243 (1)(2)(3)	2,507,885	4,243
			4,243
	Implants 0.4%
	Becton Dickinson & Company, Series A, 6.125%, 5/1/20	385,926	21,141
	Kardium, Series D, Acquisition Date: 11/29/18, Cost $8,574
(1)	(2)(3)	8,849,057	6,345
	Outset Medical, Series C, Acquisition Date: 4/9/17, Cost
	$12,764 0.494% (1)(2)(3)	4,925,232	9,768
	Outset Medical, Series D, Acquisition Date: 8/20/18, Cost
	$8,486 0.221% (1)(2)(3)	2,728,650	6,280
	Outset Medical, Series E, Acquisition Date: 1/27/20, Cost
	$5,615 (1)(2)(3)	2,552,403	4,155
			47,689
	Other Products & Devices 0.2%
	JAND, Series D, Acquisition Date: 4/23/15, Cost $14,087
(1)	(2)(3)	1,226,526	22,276
	JAND, Series E, Acquisition Date: 3/9/18, Cost $721 (1)(2)(3)	45,895	834
			23,110
	Total Products & Devices		75,042
	SERVICES 0.6%

	Information & Data Technology 0.1%
	Doximity, Series C, Acquisition Date: 4/10/14, Cost $4,993
(1)	(2)(3)	1,035,633	8,890
			8,890
	Other Services 0.5%
	Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
	$7,103 (1)(2)(3)	1,558,570	5,256
	Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876
(1)	(2)(3)	946,886	25,701
	Tempus Labs, Series E, Acquisition Date: 8/23/18, Cost
	$10,607 (1)(2)(3)	633,505	17,664
	Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279
(1)	(2)(3)	172,826	4,873

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,285
(1)	(2)(3)	111,715	3,170
			56,664
	Total Services		65,554
	Total Convertible Preferred Stocks (Cost $154,391)		171,029

	CONVERTIBLE BONDS 0.1%
	Color Genomics, Acquisition Date: 1/13/20, Cost $9,105,
	6/30/21 (1)(2)(3)	9,104,550	9,105
	Total Convertible Bonds (Cost $9,105)		9,105

SHORT	-TERM INVESTMENTS 2.9%
	Money Market Funds 2.9%
	T. Rowe Price Government Reserve Fund, 0.95% (6)(7)	340,771,432	340,771
	Total Short-Term Investments (Cost $340,771)		340,771

	Total Investments in Securities 100.0%
	(Cost $7,122,947)		$11,578,565
	Other Assets Less Liabilities 0.0%		3,520
	Net Assets 100.0%		$11,582,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $261,418 and represents 2.3% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Affiliated Companies
(7)	Seven-day yield
ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
Outset Medical, Series C		$—		$(3,432)	$—
Outset Medical, Series D		—		(2,206)	—
T. Rowe Price Government
Reserve Fund		—		—	296
Totals	$	—#		$(5,638)	$296+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
Outset Medical, Series C	$13,200		—	—$	*
Outset Medical, Series D	8,486		—	—	*
T. Rowe Price Government
Reserve Fund	3,441		¤	¤	340,771
					$340,771^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $296 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliate.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $340,771.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE HEALTH SCIENCES FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,089,772$	817,530$	98,524$	11,005,826
Preferred Stocks	—	51,834	—	51,834
Convertible Preferred Stocks	—	23,891	147,138	171,029
Fixed Income Securities[1]	—	—	9,105	9,105
Short-Term Investments	340,771	—	—	340,771
Total	$10,430,543$	893,255$	254,767$	11,578,565

1 Includes Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(23,961,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	3/31/20
Investment in Securities
Common Stocks	$81,960	$(4,348)	$20,912	$98,524
Convertible
Preferred Stocks	148,855	(19,613)	17,896	147,138
Convertible
Bonds	–	–	9,105	9,105

Total	$230,815	$(23,961)	$47,913	$254,767